LONG TERM BANK LOANS (Tables)	12 Months Ended
Dec. 31, 2020
LONG TERM BANK LOANS
Schedule of Long-term Debt

		Interest
		Rate	December 31,
	Bank Name	per Annum	$2020	$2019
Due on August 28, 2022,	Anhui Commercial Bank ("ACB") Hui Tong Branch	9.60%	$6,460,734	$6,097,453
Long term bank loans, net			$6,460,734	$6,097,453